DEBT AND CREDIT FACILITIES (Tables)	12 Months Ended
Dec. 31, 2011
Schedule Of Long Term Debt [Abstract]
Schedule Of Long-term Debt
LONG-TERM DEBT
(Dollars in millions)
	December 31,
	2011	2010
SDG&E
First mortgage bonds:
6.8% June 1, 2015	$14	$14
5.3% November 15, 2015	250	250
Variable rate (0.08% at December 31, 2011) July 1, 2018(1)	161	161
5.85% June 1, 2021(1)	60	60
3% August 15, 2021	350	―
6% June 1, 2026	250	250
5% to 5.25% December 1, 2027(1)	150	150
5.875% January and February 2034(1)	176	176
5.35% May 15, 2035	250	250
6.125% September 15, 2037	250	250
Variable rate (0.90% at December 31, 2011) May 1, 2039(1)	75	75
6% June 1, 2039	300	300
5.35% May 15, 2040	250	250
4.5% August 15, 2040	500	500
3.95% November 15, 2041	250	―
	3,286	2,686
Other long-term debt (unsecured unless otherwise noted):
5.9% Notes June 1, 2014	130	130
5.3% Notes July 1, 2021(1)	39	39
5.5% Notes December 1, 2021(1)	60	60
4.9% Notes March 1, 2023(1)	25	25
OMEC LLC loan at variable rates (5.2925% at December 31, 2011)
payable 2012 through April 2019 (secured by plant assets)	355	365
Capital lease obligations:
Purchased-power agreements	180	182
Other	13	20
	802	821
	4,088	3,507
Current portion of long-term debt	(19)	(19)
Unamortized discount on long-term debt	(11)	(9)
Total SDG&E	4,058	3,479

SoCalGas
First mortgage bonds:
4.375% January 15, 2011, including $150 at variable rates after
fixed-to-floating rate swaps	―	250
4.8% October 1, 2012	250	250
5.5% March 15, 2014	250	250
5.45% April 15, 2018	250	250
5.75% November 15, 2035	250	250
5.125% November 15, 2040	300	300
	1,300	1,550
Other long-term debt (unsecured):
4.75% Notes May 14, 2016(1)	8	8
5.67% Notes January 18, 2028	5	5
Capital lease obligations	11	19
Market value adjustments for interest rate swap, net (expired January 18, 2011)	―	3
	24	35
	1,324	1,585
Current portion of long-term debt	(257)	(262)
Unamortized discount on long-term debt	(3)	(3)
Total SoCalGas	1,064	1,320

LONG-TERM DEBT (Continued)
(Dollars in millions)
	December 31,
	2011	2010
Sempra Energy
Other long-term debt (unsecured):
6% Notes February 1, 2013	400	400
8.9% Notes November 15, 2013, including $200 at variable rates after fixed-to-floating
rate swaps effective January 2011 (8.19% at December 31, 2011)	250	250
2% Notes March 15, 2014	500	―
Notes at variable rates (1.22% at December 31, 2011) March 15, 2014	300	―
6.5% Notes June 1, 2016, including $300 at variable rates after fixed-to-floating
rate swaps effective January 2011 (4.86% at December 31, 2011)	750	750
6.15% Notes June 15, 2018	500	500
9.8% Notes February 15, 2019	500	500
6% Notes October 15, 2039	750	750
Employee Stock Ownership Plan Bonds at variable rates payable on demand
(0.40% at December 31, 2011) November 1, 2014(1)	8	32
Market value adjustments for interest rate swaps, net (expire November 2013 and June 2016)	16	―

Sempra Global
Other long-term debt (unsecured):
Commercial paper borrowings at variable rates, classified as long-term debt
(0.74% weighted average at December 31, 2011)	400	800

Sempra South American Utilities
Other long-term debt (unsecured):
Chilquinta Energía
2.75% Series A Bonds October 30, 2014(1)	24	―
4.25% Series B Bonds October 30, 2030(1)	202	―
Luz del Sur
Notes at 5.72% to 7.91% payable 2012 through 2021	185	―
Bank loans 5.45% to 6.75% payable 2012 through 2016	41	―

Sempra Natural Gas
First mortgage bonds (Mobile Gas):
6.9% payable 2011 through 2017	―	7
8.75% payable 2011 through 2022	―	8
7.48% payable 2011 through 2023	―	5
4.14% September 30, 2021	20	―
5% September 30, 2031	42	―
Other long-term debt (unsecured unless otherwise noted):
Notes at 2.87% to 5.05% payable 2012 through 2013(1)	24	52
9% Notes May 13, 2013	1	1
8.45% Notes payable 2012 through 2017, secured	29	32
4.5% Notes July 1, 2024, secured(1)	21	117
Industrial development bonds at variable rates (0.08% at December 31, 2011)
August 1, 2037, secured(1)	55	55
	5,018	4,259
Current portion of long-term debt	(60)	(68)
Unamortized discount on long-term debt	(9)	(10)
Unamortized premium on long-term debt	7	―
Total other Sempra Energy	4,956	4,181
Total Sempra Energy Consolidated	$10,078	$8,980
(1)	Callable long-term debt.

Schedule Of Maturities Of Long Term Debt [Abstract]
Schedule Of Maturities Of Long-term Debt
MATURITIES OF LONG-TERM DEBT(1)
(Dollars in millions)
				Total
			Other	Sempra
			Sempra	Energy
	SDG&E	SoCalGas	Energy	Consolidated
2012	$10	$250	$60	$320
2013	10	―	706	716
2014	140	250	881	1,271
2015	274	―	42	316
2016	10	8	768	786
Thereafter	3,451	805	2,545	6,801
Total	$3,895	$1,313	$5,002	$10,210
(1)	Excludes capital lease obligations and market value adjustments for interest rate swaps.

Schedule Of Callable Long Term Debt [Abstract]
Schedule Of Callable Long-term Debt
CALLABLE LONG-TERM DEBT
(Dollars in millions)
					Total
				Other	Sempra
				Sempra	Energy
	SDG&E	SoCalGas		Energy	Consolidated
2012	$221	$	―	$132	$353
2013	45		―	―	45
2014	124		―	202	326
2015	105		―	―	105
2016	―		8	―	8
after 2016	251		―	―	251
Total	$746		$8	$334	$1,088
Callable bonds subject to make-whole provisions	$2,650		$1,300	$3,741	$7,691